The Company	12 Months Ended
Dec. 31, 2019
The Company
The Company

Note 1—The Company

ABB Ltd and its subsidiaries (collectively, the Company) together form a technology leader that is driving the digital transformation of industries with its four customer-focused, globally leading businesses.